                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2002

Check here if Amendment [  ]; Amendment Number:

     This Amendment (Check only one.): [  ]   is a restatement.
                                       [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cambridge Investments, Ltd.
Address: 2 Belvedere Place Suite 320
         Mill Valley, California  94941


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Courtney Tozzi
Title:  Vice President
Phone:  (415) 384-0473

Signature, Place, and Date of Signing:

/s/ Courtney Tozzi             Mill Valley, California         February 3, 2003
---------------------------    -----------------------         ----------------
    [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                                 -------------

Form 13F Information Table Entry Total:                9
                                                 -------------

Form 13F Information Table Value Total:              $94,947
                                                 -------------
                                                  (thousands)

List of Other Included Managers:

{None}
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         FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD. 12/31/02

     COLUMN 1          COLUMN 2   COLUMN 3     COLUMN 4          COLUMN 5           COLUMN 6      COLUMN 7             COLUMN 8
                                                                                                                  VOTING AUTHORITY

NAME OF ISSUER         TITLE OF   CUSIP         VALUE    SHRS OR PRN  SH/   PUT/   INVESTMENT    OTHER        SOLE    SHARED   NONE
                       CLASS                   (X1000)   AMOUNT       PRN   CALL   DISCRETION    MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC       COMMON     057224107      5,242   162,870                      SOLE                   162,870
-----------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO             COMMON     055482103     10,980   339,836                      SOLE                   339,836
-----------------------------------------------------------------------------------------------------------------------------------
COOPER CAMERON CORP    COMMON     216640102     11,990   240,675                      SOLE                   240,675
-----------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC         COMMON     26874Q100     16,584   563,144                      SOLE                   563,144
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL SANTE FE        COMMON     G3930E101     19,059   783,695                      SOLE                   783,695
-----------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COS INC  COMMON     718154107        352     8,700                      SOLE                     8,700
-----------------------------------------------------------------------------------------------------------------------------------
NABORS INDS INC        COMMON     629568106     15,149   429,523                      SOLE                   429,523
-----------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO
FOREX INC              ORD        G90078109      5,821   250,917                      SOLE                   250,917
-----------------------------------------------------------------------------------------------------------------------------------
SMITH INTL INC         COMMON     832110100      9,770   299,526                      SOLE                   299,526
-----------------------------------------------------------------------------------------------------------------------------------
                                                94,947
-----------------------------------------------------------------------------------------------------------------------------------